Deferred Tax Assets (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of deferred tax assets
Current deferred tax assets	$ 186,180	$ 718,767	$ 317,850
Non current deferred tax assets	1,516,610	988,860	2,155,244
Deferred tax assets	$ 1,702,790	$ 1,707,627	$ 2,473,094